GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Senstar Technologies Corporation ("the Parent Company" or "Senstar") and its subsidiaries (together - "the Company") is a leading international provider of comprehensive physical, video, and access control security products and solutions. The Company offers comprehensive solutions for critical sites, which leverage its broad portfolio of homegrown PIDS (Perimeter Intrusion Detection Systems), advanced VMS and SMS (Video Management Software and Security Management Software) with native IVA (Intelligent Video Analytics) security solutions, as well as access control products and technologies.

b.	Redomiciliation Transaction:

On September 26, 2023, Senstar Technologies Ltd., Senstar Technologies Corporation, a newly established Ontario corporation, and Can Co Sub Ltd., a Company organized under the laws of the State of Israel and a wholly-owned subsidiary of Senstar Technologies Corporation (“Merger Sub”) entered into a merger agreement (the “Merger Agreement”), pursuant to which Senstar Technologies Corporation would become the Parent Company of Senstar Technologies Ltd. as a result of the merger of Merger Sub with and into Senstar Technologies Ltd., with Senstar Technologies Ltd. surviving the merger as a wholly-owned subsidiary of Senstar Technologies Corporation (the “Merger”).

Effective March 18, 2024 (the “Effective Time”), Merger Sub was merged with and into Senstar Technologies Ltd. As a result of the Merger, (a) the separate corporate existence of Merger Sub ceased and Senstar Technologies Ltd. continued as the surviving company; (b) all the properties, rights, privileges, powers and franchises of Senstar Technologies Ltd. and Merger Sub vested in Senstar Technologies Ltd. (as the surviving company); (c) all debts, liabilities and duties of Senstar Technologies Ltd. and Merger Sub became the debts, liabilities and duties of Senstar Technologies Ltd. (as the surviving company); and (d) all the rights, privileges, immunities, powers and franchises of Senstar Technologies Ltd. continued unaffected by the Merger in accordance with the Israeli Companies Law, 5759-1999.

Each Senstar Technologies Ltd. ordinary share issued and outstanding immediately prior to the consummation of the Merger represented the right to receive one (1) validly issued, fully paid and nonassessable common share of Senstar Technologies Corporation, representing the same proportional equity interest in Senstar Technologies Corporation as that shareholder held in Senstar Technologies Ltd.

As a result of this transaction, domicile of the corporate parent changed from Senstar Technologies Ltd., a company organized under the laws of the State of Israel to Senstar Technologies Corporation, an Ontario organized Company (the “Redomiciliation”).

The number of common shares of Senstar Technologies Corporation outstanding immediately after the Redomiciliation continued to be the same as the number of ordinary shares of Senstar Technologies Ltd. outstanding immediately prior to the Redomiciliation. The rights of shareholders of Senstar Technologies Corporation are governed under Ontario law and the Articles and By-Laws of Senstar Technologies Corporation.

The Redomiciliation was accounted for as a change in the reporting entity between entities under common control and the historical basis of accounting was retained as if the entities had always been combined for financial reporting purposes. The consolidated financial statements for periods prior to the Redomiciliation are the consolidated statements of Senstar Technologies Ltd. as the predecessor to the Company for accounting and reporting purposes and, upon completion of the Redomiciliation, such historical consolidated financial statements became Senstar Technologies Corporation's historical consolidated financial statements.

c.
On February 7, 2021, Senstar Technologies Ltd. entered into an agreement (the “Purchase Agreement”) with Aeronautics Ltd., a subsidiary of RAFAEL Advanced Defense Systems Ltd., to sell the Company’s Integrated Solutions Division (the “Projects Division”), representing substantially all of the Company’s Integrated Solutions segment for total consideration of $35 million in cash at closing. On June 30, 2021, Senstar Technologies Ltd. completed the sale. The divestiture of the Company’s Integrated Solutions Division represented a strategic shift in the Company's operations.

Discontinued operation:

Under ASC 205-20, "Discontinued Operation" when a component of an entity, as defined in ASC 205-20, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its component are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company’s consolidated operations and the Company will have no significant continuing involvement in the operations of the component.

Following the sale of the Projects Division, the Projects Division's results of operations and statement of financial position balances are disclosed as a discontinued operation, including the resulting income from the sale. Starting in the third quarter of fiscal year 2021, the Company began to operate in one reportable segment as the discontinued Projects Division comprised substantially all of the Company’s Integrated Solutions segment.

During the year ended December 31, 2022, the Company recorded a capital loss from the discontinued operation in the amounts of $198. During the years ended December 31, 2024 and 2023, the Company did not record any income or loss from the discontinued operation.

Net cash provided by discontinued operating activities for the year ended December 31, 2023 was $22. Net cash used in discontinued operating activities for the year ended December 31, 2022 was $4,180.